Fair Value Measurements (Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts	$ 3,000
Total Assets	$ 3,000
Foreign currency derivative contracts		$ 89,000
Contingent consideration		1,900,000
Total Liabilities		$ 1,989,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts
Total Assets
Foreign currency derivative contracts
Contingent consideration
Total Liabilities
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts	$ 3,000
Total Assets	$ 3,000
Foreign currency derivative contracts		$ 89,000
Contingent consideration
Total Liabilities		$ 89,000
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts
Total Assets
Foreign currency derivative contracts
Contingent consideration		$ 1,900,000
Total Liabilities		$ 1,900,000